Note 1 - Description of Plan - Schedule of Vesting (Details) - EBP 95-3520374 001 [Member]	Dec. 31, 2025
Less than 2 Years [Member]
Vesting Percentage	0.00%
Greater Than 2 Years But Less Than 3 Years [Member]
Vesting Percentage	25.00%
Greater Than 3 Years But Less Than 4 Years [Member]
Vesting Percentage	50.00%
Greater Than 4 Years But Less Than 5 Years [Member]
Vesting Percentage	75.00%
Greater Than 5 Years [Member]
Vesting Percentage	100.00%